FAIR VALUE MEASUREMENTS - Available-for-sale debt investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale debt investments
Fair value	¥ 45,773	¥ 42,661
Changes in fair value recorded as unrealized loss in other comprehensive income	(1,270)	3,084
Foreign currency translation adjustment	(12)	28
Fair value	¥ 44,491	¥ 45,773